NVIT Real Estate Fund
FUND SUMMARY: NVIT REAL ESTATE FUND
Objective
The Fund seeks current income and long–term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Real Estate Fund	Class Y Shares	Class I Shares	Class II Shares
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	0.09%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.79%	0.94%	1.19%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	81	252	439	978
Class I shares	96	300	520	1,155
Class II shares	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that invest in real estate or that derive most of their revenues or profits from the ownership, construction, management, financing or sale of real estate. These include the securities of real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Fund is nondiversified, which means that the Fund may hold larger positions in fewer securities than other funds.

The Fund’s subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The subadviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major real estate sectors with an overweighting to real estate markets that offer the best relative valuation. The bottom-up research process strongly influences the subadviser’s perspective on which real estate markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight/underweight a given real estate market. The subadviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the universe.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Sector risk – emphasizing investments in real estate businesses can make the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.

REIT and real estate risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 31.60% – 2nd qtr. of 2009 Worst Quarter: -29.64% – 3rd qtr. of 2009
The Fund has not commenced offering Class Y shares as of the date of this prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Real Estate Fund	1 Year	Since Inception	Inception Date
Class Y shares	6.50%	1.87%	Mar. 25, 2008
Class I shares	6.50%	1.87%	Mar. 25, 2008
Class II shares	6.14%	1.55%	Mar. 25, 2008
FTSE NAREIT Equity REITs Index (reflects no deduction for fees or expenses)	8.28%	1.33%	Mar. 25, 2008